[Ameritas Life Insurance Corp. Logo]
                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

February 26, 2010

                                                    Via EDGAR and overnight mail


Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re: Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and Ameritas Life Insurance Corp. Separate Account LLVA, 1940 Act No. 811-07661 ("Separate Account" or "Registrant")
         Ameritas NO-LOAD Variable Annuity 4080 Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-05529
         Post-Effective Amendment No. 13 on Form N-4 Pursuant to Rule 485(a)

Dear Ms. Roberts:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2010.

The product described in this prospectus is no longer offered for sale. We are submitting this updated prospectus because the Registrant and Depositor have determined that certain material changes should be made in the product. These material changes are (1) increased current charges and (2) a revised asset allocation program. The material changes are discussed in detail on the following pages:

     1. Page 6. Current charges are increased for Annual Policy Fee and Mortality & Expense Risk Charge. The new current amounts are less than the respective maximum guaranteed charges.

     2. Pages 18-20 and SAI pages 4-7. The Asset Allocation Program sections of the prospectus and SAI are revised for disclosures that the program will be based on analysis and recommendations of an affiliate of the Depositor. The program will no longer include reference to Morningstar.

Other revisions made to the prospectus and statement of additional information ("SAI") since the last filing include:

     3. Pages 1-2 and Last Page of prospectus and SAI page 1. The effective date is updated for the prospectus (top of page 1) and for the SAI (last full paragraph of page 2 and first paragraph of Last Page), and both updates are shown at the top of SAI page 1.

     4. Page 1. The product name in the heading has a number (4080) added to differentiate it from another product of the Registrant.

     5. Pages 1, 11-14, and Appendix A. Fund and portfolio names are updated. Footnotes are added to the portfolio name chart on page 1 and to the objectives chart at page 14. Some portfolio objectives are updated on pages 13-14. We have not yet received complete objectives updates from the fund companies, so the objectives chart will need to be finalized in a subsequent amendment filed under Rule 485(b) prior to the proposed effective date.

     6. Page 2 and Last Page. Information for obtaining a copy of the SAI is updated. (Note that text shown on page 2 of this filing will appear on page 1 of the final prospectus.)

     7. Page 3 and Last Page. Information for communications between the Policy Owner and Ameritas is updated.

     8.   Page 3. The table of contents is updated.

     9.   Page 4. One definition is revised.

     10. Pages 5 and 16-17. Disclosures about disruptive and frequent trading are updated.

     11. Page 6. We have not yet received complete expense information from the fund companies, so the expense and examples charts will need to be finalized in a subsequent amendment filed under Rule 485(b) prior to the proposed effective date.

     12. Pages 7-8. The Registrant is deleting the table showing annual operating expenses separately for each portfolio company that was previously part of this prospectus. This product is no longer offered for new sales, and the prospectus is not updated annually. Fund prospectuses that policy owners receive annually provide current expense information for each portfolio that serves as an underlying investment option for the respective Subaccount.

     13. Page 9. The Financial Information section is reformatted to outline Form N-4, Item 4 parts (a) and (b).

     14. Page 10. In the Investment Options section second paragraph, we replaced the specific number of Separate Account variable investment options with the word "the" to eliminate misinformation if the number of Subaccounts would change.

     15. Page 11. Text in the Investment Options section is updated consistent with disclosures filed more recently than this prospectus.

     16. Pages 14-15. The Adding, Deleting, or Substituting Variable Investment Options section is revised consistent with text in a supplement filed for this product effective May 1, 2009.

     17. Page 15. The title of the Fixed Account Investment Option section is changed and text is revised consistent with Commission staff comments to (a) add disclosure that fixed account investments are subject to claims of the creditors of the Depositor and (b)remove references to the Policy.

     18.  Page 15. The minimum transfer amount is corrected.

     19. Page 22. Since the product is no longer offered for new sales, we removed text regarding the "Right to Examine."

     20. Page 25. We capitalized the "b" in "Beneficiaries," which is a defined term, and added disclosure regarding multiple beneficiaries.

     21. Pages 28-30 and Appendix B. The section on Federal Income Tax Matters and the appendix on Tax-Qualified Plan Disclosures are updated.

     22.  Page 31. Rule 12h-7 disclosure is added.

     23.  Page 31. The reference to "NASD" is changed to "FINRA."

     24. Appendix A is updated for current underlying investment options and recent accumulation units and values.

     25. Last Page. In addition to revisions mentioned at Items 1, 4, and 5, above, we updated the SAI table of contents information, changed the registration mark to copyright information, and added the Registrant's registration number to the footer.

     26. SAI page 1. In addition to revised effective dates discussed at Item 1, above, the title of the SAI is changed, and the table of contents is updated. Also, disclosure in the section on General Information and History is re-ordered and disclosure of the use of "Unifi Companies" as a marketing name is added.

     27. SAI pages 1-2. The Services section is revised for financial information dates. Financial statements will be provided by a subsequent amendment to be filed under Rule 485(b) prior to the proposed effective date; therefore, auditor information is not included in this submission.

     28. SAI page 2. The Services section is also updated for amounts paid affiliates.

     29. SAI page 2. The Purchase of Securities Being Offered and Underwriters sections are updated.

     30. SAI page 4. Text regarding the U.S. Treasury Temporary Guarantee Program for Money Market Funds is deleted, as the program has expired.


We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel


Enclosure